BBH Limited Duration Fund

Portfolio of Investments
January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (16.8%)
$6,900,852	AIM Aviation Finance, Ltd. 2015-1A
	(China)[1]	02/15/40	6.213%	$6,487,077
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,650,720
1,423,705	Amur Equipment Finance Receivables
	X LLC 2022-1A1	10/20/27	1.640	1,415,703
4,828,429	Amur Equipment Finance Receivables
	XII LLC 2023-1A1	12/20/29	6.090	4,886,458
19,360,000	Amur Equipment Finance Receivables
	XIV LLC 2024-2A1	07/21/31	5.190	19,490,124
6,653,712	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	6,721,012
11,930,000	Avis Budget Rental Car Funding AESOP
	LLC 2023-3A1	02/22/28	5.440	12,063,061
9,500,000	Avis Budget Rental Car Funding AESOP
	LLC 2023-7A1	08/21/28	5.900	9,721,075
9,860,000	Barings Equipment Finance LLC
	2025-A1	10/13/28	4.640	9,860,000
759,135	BHG Securitization Trust 2022-A1	02/20/35	1.710	758,072
6,446,642	BHG Securitization Trust 2023-A1	04/17/36	5.550	6,458,563
4,985,436	BHG Securitization Trust 2023-B1	12/17/36	6.920	5,153,405
6,752,661	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	6,829,257
12,406,903	BlackRock Elbert CLO V LLC 5A
	(3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	6.209	12,424,900
6,604,979	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	6,445,712
41,197,408	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.669	41,298,469
11,018,133	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,878,323
32,520,000	Carlyle US CLO, Ltd. 2019-2A
	(3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.662	32,622,711
9,802,733	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,867,403
6,154,447	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	6,247,258
23,800,000	CCG Receivables Trust 2024-1[1]	03/15/32	4.990	23,878,735
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	22,481,824
7,988,235	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	8,042,788
6,173,528	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	6,262,041
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,697,882
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,690,661
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,583,764
11,645,000	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900	11,748,896
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.700%)[1,2]	01/15/37	6.173	11,095,432
2,851,023	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	2,102,698
4,045,861	Elm Trust 2020-3A1	08/20/29	2.954	3,977,190

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$1,211,153	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030%	$1,207,787
5,502,964	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	5,539,378
8,192,544	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	8,334,797
13,000,000	Exeter Automobile Receivables
	Trust 2025-1A	08/15/28	4.670	13,010,353
10,230,000	Exeter Automobile Receivables
	Trust 2025-1A	08/15/29	4.910	10,247,505
17,537,889	FCI Funding LLC 2024-1A1	08/15/36	5.440	17,484,940
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	47,883,150
7,034,789	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	6,595,115
10,940,000	Ford Credit Floorplan Master Owner
	Trust A 2023-1[1]	05/15/28	4.920	10,982,972
30,550,000	Ford Credit Floorplan Master Owner
	Trust A 2024-3[1]	09/15/29	4.300	30,258,852
10,272,016	Foursight Capital Automobile
	Receivables Trust 2024-1[1]	01/16/29	5.490	10,322,534
14,845,409	Global SC Finance VII Srl 2020-1A
	(Barbados)[1]	10/17/40	2.170	14,003,292
15,414,650	Global SC Finance VII Srl 2020-2A
	(Barbados)[1]	11/19/40	2.260	14,571,646
10,370,000	GLS Auto Select Receivables Trust
	2025-1A1	04/15/30	4.710	10,374,160
10,900,000	GM Financial Revolving Receivables
	Trust 2023-2[1]	08/11/36	5.770	11,316,636
45,535,266	Golub Capital Partners ABS Funding,
	Ltd. 2021-2A1	10/19/29	2.944	44,128,664
3,989,000	HPEFS Equipment Trust 2023-2A1	01/21/31	6.040	4,003,854
14,101,348	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	12,068,934
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,378,392
2,543,578	LCM XXIV, Ltd. 24A (3-Month CME
	Term SOFR + 1.242%)
	(Cayman Islands)[1,2]	03/20/30	5.535	2,551,542
14,800,000	Mariner Finance Issuance Trust
	2023-AA1	10/22/35	6.700	15,037,151
38,769,017	Monroe Capital Income Plus ABS
	Funding LLC 2022-1A1	04/30/32	4.050	37,509,668
12,410,000	Monroe Capital Mml CLO X, Ltd.
	2020-1A (3-Month CME Term
	SOFR + 1.870%)[1,2]	05/20/34	6.391	12,425,241
10,242,000	Navistar Financial Dealer Note Master
	Owner Trust 2024-1[1]	04/25/29	5.590	10,355,637
47,600,000	Neuberger Berman Loan Advisers CLO
	34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)
	(Cayman Islands)[1,2]	01/20/35	5.530	47,652,151
17,690,000	NextGear Floorplan Master Owner
	Trust 2022-1A1	03/15/27	2.800	17,648,503
24,520,000	NextGear Floorplan Master Owner
	Trust 2024-1A1	03/15/29	5.120	24,758,759

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$27,500,000	NextGear Floorplan Master Owner
	Trust 2024-2A1	09/15/29	4.420%	$27,307,706
6,235,000	Nissan Auto Receivables Owner Trust
	2023-B	03/15/28	5.930	6,322,543
8,401,597	NMEF Funding LLC 2023-A1	06/17/30	6.570	8,494,674
28,832,617	Northwoods Capital XVIII, Ltd. 2019-18A
	(3-Month CME Term SOFR +
	1.362%) (Cayman Islands)[1,2]	05/20/32	5.883	28,873,187
14,337,000	OnDeck Asset Securitization Trust IV
	LLC 2023-1A1	08/19/30	7.000	14,626,364
19,615,000	OnDeck Asset Securitization Trust IV
	LLC 2024-1A1	06/17/31	6.270	19,881,274
13,920,000	OnDeck Asset Securitization Trust IV
	LLC 2024-2A1	10/17/31	4.980	13,695,977
13,977,524	OneMain Financial Issuance Trust
	2022-3A1	05/15/34	5.940	14,070,995
16,380,000	OneMain Financial Issuance Trust
	2023-2A1	09/15/36	5.840	16,775,942
13,350,000	OneMain Financial Issuance Trust
	2022-S1[1]	05/14/35	4.130	13,277,834
46,559,863	Oportun Issuance Trust 2021-C1	10/08/31	2.180	45,403,856
11,485,056	Oportun Issuance Trust 2022-A1	06/09/31	5.050	11,477,032
9,481,692	Oportun Issuance Trust 2024-2[1]	02/09/32	5.860	9,508,130
21,719,732	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	21,180,577
12,367,672	Palmer Square Loan Funding, Ltd.
	2022-1A (3-Month CME Term
	SOFR + 1.050%) (Cayman Islands)[1,2]	04/15/30	5.352	12,365,300
6,160,449	Parliament CLO II, Ltd. 2021-2A
	(3-Month CME Term SOFR + 1.612%)
	(Cayman Islands)[1,2]	08/20/32	6.133	6,161,014
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	47,626,153
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,939,600
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,930,264
31,020,000	Purchasing Power Funding LLC
	2024-A1	08/15/28	5.890	31,280,565
43,149,560	Republic Finance Issuance Trust
	2021-A1	12/22/31	2.300	42,566,980
21,950,000	Republic Finance Issuance Trust
	2024-B1	11/20/37	5.420	22,149,956
23,320,000	Retained Vantage Data Centers Issuer
	LLC 2023-1A1	09/15/48	5.000	22,893,270
2,963,444	Santander Drive Auto Receivables Trust
	2023-5	07/15/27	6.310	2,969,525
7,020,311	Shenton Aircraft Investment I, Ltd.
	2015-1A (Cayman Islands)[1]	10/15/42	4.750	6,740,201
24,210,000	Sotheby's Artfi Master Trust 2024-1A1	12/22/31	6.430	24,524,943
22,017,082	Southwick Park CLO LLC 2019-4A
	(3-Month CME Term SOFR +
	1.322%) (Cayman Islands)[1,2]	07/20/32	5.615	22,069,824

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$19,160,000	Stack Infrastructure Issuer LLC
	2020-1A1	08/25/45	1.893%	$18,820,713
47,391,886	Symphony CLO XXI, Ltd. 2019-21A
	(3-Month CME Term SOFR +
	1.322%) (Cayman Islands)[1,2]	07/15/32	5.624	47,501,157
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,729,488
13,310,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	13,338,547
12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050	12,426,844
12,920,000	Vantage Data Centers Issuer LLC
	2023-1A1	03/16/48	6.316	13,106,073
3,220,322	VFI ABS LLC 2023-1A1	03/26/29	7.270	3,246,246
7,040,000	Westlake Automobile Receivables
	Trust 2023-4A1	11/15/28	6.640	7,225,453
12,697,809	Wheels Fleet Lease Funding 1 LLC
	2023-1A1	04/18/38	5.800	12,799,857
9,474,437	Wheels Fleet Lease Funding 1 LLC
	2023-2A1	08/18/38	6.460	9,631,605
32,195,000	World Financial Network Credit Card
	Master Note Trust 2024-B	05/15/31	4.620	32,140,265
11,295,000	World Financial Network Credit Card
	Master Trust 2023-A	03/15/30	5.020	11,361,592
	Total Asset Backed Securities
	(Cost $1,520,793,185)			1,515,934,353

	Commercial Mortgage Backed Securities (3.9%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559	25,232,089
9,350,000	BLP Commercial Mortgage Trust
	2023-IND (1-Month CME Term SOFR
	+ 1.692%)[1,2]	03/15/40	5.998	9,361,687
20,300,000	BPR Trust 2022-OANA (1-Month CME
	Term SOFR + 1.898%)[1,2]	04/15/37	6.204	20,338,063
18,100,000	BX Commercial Mortgage Trust
	2022-CSMO (1-Month CME Term
	SOFR + 2.115%)[1,2]	06/15/27	6.421	18,225,630
34,550,572	BX Commercial Mortgage Trust
	2022-LP2 (1-Month CME Term
	SOFR + 1.013%)[1,2]	02/15/39	5.319	34,507,383
21,220,000	BX Commercial Mortgage Trust
	2024-GPA2 (1-Month CME Term
	SOFR + 1.542%)[1,2]	11/15/41	5.849	21,312,838
7,180,333	BXMT, Ltd. 2020-FL2 (1-Month CME
	Term SOFR + 1.014%)
	(Cayman Islands)[1,2]	02/15/38	5.316	7,108,588
8,493,255	BXMT, Ltd. 2020-FL3 (1-Month CME
	Term SOFR + 1.514%)
	(Cayman Islands)[1,2]	11/15/37	5.816	8,473,353
13,064,853	BXMT, Ltd. 2021-FL4 (1-Month CME
	Term SOFR + 1.164%)[1,2]	05/15/38	5.466	12,855,257

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$24,141,805	CG-CCRE Commercial Mortgage
	Trust 2014-FL2 (1-Month CME Term
	SOFR + 3.014%)[1,2]	11/15/31	7.321%	$19,682,782
11,715,000	Commercial Mortgage Pass Through
	Certificate[1]	07/12/28	6.891	12,222,111
20,885,000	DK Trust 2024-SPBX (1-Month CME
	Term SOFR + 1.500%)[1,2]	03/15/34	5.806	20,924,159
23,600,000	Life Mortgage Trust 2022-BMR2
	(1-Month CME Term SOFR +
	1.295%)[1,2]	05/15/39	5.601	23,158,583
10,265,691	MHC Commercial Mortgage Trust
	2021-MHC (1-Month CME Term
	SOFR + 0.915%)[1,2]	04/15/38	5.221	10,256,067
16,040,000	MTN Commercial Mortgage Trust
	2022-LPFL (1-Month CME Term
	SOFR + 1.397%)[1,2]	03/15/39	5.707	16,040,000
14,870,000	ORL Trust 2024-GLKS (1-Month CME
	Term SOFR + 1.493%)[1,2]	12/15/39	5.799	14,911,822
9,796,989	Ready Capital Mortgage Financing LLC
	2022-FL8 (30-Day SOFR +
	1.650%)[1,2]	01/25/37	6.001	9,800,414
46,350,000	SPGN Mortgage Trust 2022-TFLM
	(1-Month CME Term
	SOFR + 1.550%)[1,2]	02/15/39	5.856	45,713,448
20,000,000	WMRK Commercial Mortgage Trust
	2022-WMRK (1-Month CME Term
	SOFR + 2.789%)[1,2]	11/15/27	7.095	20,156,350
	Total Commercial Mortgage Backed
	Securities
	(Cost $355,913,441)			350,280,624

	Corporate Bonds (44.3%)
	Aerospace/Defense (0.1%)
11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000	11,157,643

	Agriculture (0.1%)
1,910,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750	1,672,076
2,400,000	Cargill, Inc.[1]	02/02/31	1.700	1,992,671
1,915,000	Philip Morris International, Inc.	11/17/25	5.000	1,921,121
				5,585,868
	Airlines (0.0%)
1,920,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.
	(Multinational)[1]	10/20/28	4.750	1,907,919

	Auto Manufacturers (4.7%)
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,530,213
65,580,000	Ford Motor Credit Co. LLC	11/13/25	3.375	64,710,496
24,500,000	Ford Motor Credit Co. LLC	11/05/26	5.125	24,467,893
60,645,000	General Motors Financial Co., Inc.	01/08/26	1.250	58,759,367

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400%	$24,073,652
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,267,421
1,920,000	Hyundai Capital America[1]	01/08/26	1.300	1,859,871
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,138,073
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,950,392
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,929,985
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,657,930
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	20,848,405
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,504,996
31,170,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875	31,259,299
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,464,245
2,245,000	Stellantis Finance US, Inc.[1]	01/29/27	1.711	2,102,865
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,125,483
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,794,958
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,456,292
				422,901,836
	Banks (10.3%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,173,212
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,543,112
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,873,591
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	2,022,595
19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	19,914,684
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,601,993
16,915,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926	17,257,944
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	19,810,546
1,925,000	Citigroup, Inc. (SOFR + 1.528%)[2]	03/17/26	3.290	1,921,202
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,921,451
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%) (Australia)[1,2]	07/07/25	4.767	33,566,027
1,935,000	Discover Bank	07/27/26	3.450	1,896,243
1,925,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	1,992,171
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,841,741
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%) (United Kingdom)[2]	06/04/26	2.099	33,043,748
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%) (United Kingdom)[2]	11/03/26	7.336	5,885,142

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887%	$26,022,695
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,210,300
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,900,617
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	33,168,618
2,000,000	JPMorgan Chase & Co. (SOFR + 0.885%)[2]	04/22/27	1.578	1,926,182
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,651,349
20,675,000	KeyBank NA	11/15/27	5.850	21,187,481
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%) (United Kingdom)[2]	03/18/26	3.511	24,819,966
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750	17,323,728
1,925,000	M&T Bank Corp. (SOFR + 2.800%)[2]	10/30/29	7.413	2,068,292
39,660,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	07/17/25	1.412	39,103,366
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	43,070,150
1,935,000	Morgan Stanley[2,3]	07/22/28	3.591	1,873,358
24,600,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	24,697,344
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	5.782	34,161,073
42,610,000	PNC Bank NA (SOFR + 0.504%)[2]	01/15/27	4.775	42,626,107
15,190,000	PNC Financial Services Group, Inc. (SOFR + 1.322%)[2]	06/12/26	5.812	15,237,257
27,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	28,186,802
1,910,000	Regions Financial Corp.	05/18/25	2.250	1,896,723
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	24,693,896
51,698,000	Santander Holdings USA, Inc.	07/17/25	4.500	51,595,743
13,474,000	Santander Holdings USA, Inc. (SOFR + 2.328%)[2]	09/09/26	5.807	13,546,655
2,000,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	2,067,159
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,037,945
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,166,958
1,915,000	State Street Corp. (SOFR + 1.484%)[2]	11/21/29	5.684	1,973,180
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,538,992
1,925,000	Truist Financial Corp. (SOFR + 2.446%)[2]	10/30/29	7.161	2,061,000
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%) (Switzerland)[1,2]	01/12/27	5.711	53,987,664
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	40,758,127
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,895,914

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775%	$1,959,267
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	19,246,872
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,910,705
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,871,812
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,320,290
30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902	30,958,391
				929,987,380
	Beverages (0.2%)
21,670,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	21,855,858

	Biotechnology (0.1%)
1,945,000	Baxalta, Inc.	06/23/25	4.000	1,939,842
1,910,000	Illumina, Inc.	12/13/27	5.750	1,953,382
				3,893,224

	Cosmetics/Personal Care (0.2%)
1,915,000	Estee Lauder Cos, Inc.	04/15/30	2.600	1,708,229
19,550,000	Unilever Capital Corp.	08/12/27	4.250	19,458,820
				21,167,049

	Diversified Financial Services (3.9%)
23,075,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	07/15/25	6.500	23,220,076
27,473,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	10/01/25	4.450	27,437,535
1,910,000	Ally Financial, Inc.	06/09/27	4.750	1,900,624
1,920,000	American Express Co. (SOFR + 0.999%)[2]	05/01/26	4.990	1,920,532
20,960,000	American Express Co. (SOFR + 0.750%)[2]	04/23/27	5.645	21,187,962
20,353,000	Avolon Holdings Funding, Ltd. (Ireland)[1]	02/15/25	2.875	20,337,758
33,535,000	Avolon Holdings Funding, Ltd. (Ireland)[1]	01/15/26	5.500	33,687,215
111,620,000	Capital One Financial Corp.	10/29/25	4.200	111,077,474
10,000,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	10,369,824
1,945,000	Capital One Financial Corp. (SOFR + 2.080%)[2]	02/01/29	5.468	1,967,702
1,910,000	Charles Schwab Corp.	03/11/26	0.900	1,835,137
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,787,504
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,840,727
25,095,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	24,600,729
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	47,768,782
				349,939,581
	Electric (3.1%)
965,000	AES Corp.1	07/15/25	3.300	956,957
1,920,000	Atlantic City Electric Co.	03/15/31	2.300	1,642,661
1,915,000	Avangrid, Inc.	04/15/25	3.200	1,908,744
1,905,000	Black Hills Corp.	06/15/30	2.500	1,668,700

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$16,025,000	Constellation Energy Generation LLC	06/01/25	3.250%	$15,939,235
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,656,607
30,880,966	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	28,908,609
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	56,813,942
1,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	1,006,764
1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046	1,858,034
1,930,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	1,936,864
1,925,000	Florida Power & Light Co.	04/01/28	5.050	1,945,873
1,920,000	National Rural Utilities Cooperative Finance Corp.	03/15/30	2.400	1,706,430
86,222,000	NextEra Energy Capital Holdings, Inc.	09/01/25	5.749	86,678,179
1,910,000	NRG Energy, Inc.[1]	12/02/25	2.000	1,863,504
1,935,000	Pacific Gas & Electric Co.	01/01/26	3.150	1,899,278
1,940,000	PacifiCorp	02/15/34	5.450	1,920,308
24,049,000	Public Service Enterprise Group, Inc.	08/15/25	0.800	23,559,342
18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875	19,234,560
26,621,000	Vistra Operations Co. LLC[1]	05/13/25	5.125	26,624,651
				279,729,242
	Energy-Alternate Sources (0.4%)
38,930,000	NextEra Energy Partners LP1,6	11/15/25	0.000	36,944,570

	Food (0.8%)
15,535,000	General Mills, Inc.	10/17/28	5.500	15,875,813
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,660,609
1,945,000	JBS USA Holding Lux S.a.r.l. / JBS USA Food Co. / JBS Lux Co. S.a.r.l. (Luxembourg)	02/01/28	5.125	1,943,333
1,920,000	Mars, Inc.[1]	04/20/28	4.550	1,907,647
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,205,680
1,930,000	Nestle Holdings, Inc.[1]	03/14/28	5.000	1,954,891
11,460,000	Sysco Corp.	01/17/29	5.750	11,814,595
				67,362,568
	Gas (0.1%)
1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	1,922,501
505,000	East Ohio Gas Co.[1]	06/15/25	1.300	498,330
1,925,000	Southern California Gas Co.	02/01/30	2.550	1,718,903
				4,139,734
	Healthcare-Products (0.3%)
2,230,000	Baxter International, Inc.	02/01/27	1.915	2,110,648
22,215,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	22,019,234
				24,129,882
	Healthcare-Services (1.7%)
1,925,000	Adventist Health System	03/01/29	2.952	1,763,033
1,772,000	CommonSpirit Health	10/01/25	1.547	1,735,626
1,910,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/29	5.200	1,923,048

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$12,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532%	$11,633,604
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,543,461
1,915,000	Roche Holdings, Inc.[1]	11/13/28	5.338	1,960,261
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,107,440
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	17,829,096
60,630,000	Sutter Health	08/15/25	1.321	59,554,635
				151,050,204
	Insurance (8.0%)
26,415,000	American Coastal Insurance Corp.	12/15/27	7.250	25,589,531
16,275,000	American National Global Funding[1]	01/28/30	5.550	16,347,579
11,159,000	American National Group, Inc.	10/01/29	5.750	11,180,127
49,817,000	Aon Global, Ltd. (United Kingdom)	12/15/25	3.875	49,554,241
14,345,000	Athene Global Funding[1]	06/29/25	2.550	14,225,755
35,075,000	Athene Global Funding[1]	02/23/26	5.684	35,423,963
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,189,471
49,950,000	Athene Global Funding[1]	01/09/29	5.583	50,486,950
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,942,343
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,951,482
30,350,000	Corebridge Global Funding[1]	06/24/26	5.350	30,623,492
1,955,000	Corebridge Global Funding[1]	07/02/26	5.750	1,983,338
14,025,000	Corebridge Global Funding[1]	09/19/28	5.900	14,477,131
41,390,000	Equitable Holdings, Inc. (5-Year CMT Index + 4.736%)[2,5]		4.950	41,154,222
1,925,000	F&G Global Funding[1]	06/30/26	1.750	1,839,790
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,591,986
1,925,000	GA Global Funding Trust[1]	01/06/27	2.250	1,829,018
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,405,780
1,905,000	Guardian Life Global Funding[1]	12/10/25	0.875	1,847,843
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	40,546,694
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,087,465
1,924,000	MassMutual Global Funding II1	04/09/27	5.100	1,946,169
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	42,497,253
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	23,891,685
1,945,000	Metropolitan Life Global Funding I1	06/30/27	4.400	1,933,635
1,945,000	New York Life Global Funding[1]	01/09/28	4.850	1,952,982
15,850,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	15,763,099
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	19,078,919
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,507,992
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,105,005
12,685,000	Pricoa Global Funding I1	08/27/27	4.400	12,636,605
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,642,098
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	1,986,791
1,925,000	Protective Life Global Funding[1]	04/14/26	5.209	1,936,821
36,560,000	Protective Life Global Funding[1]	09/13/27	4.335	36,135,641
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,698,806
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,089,497
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,024,170
27,515,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	28,315,225

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625%	$4,101,351
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%) (Cayman Islands)[1,2]	01/06/26	6.265	11,910,565
				725,432,510
	Investment Companies (4.7%)
49,979,000	Ares Capital Corp.	01/15/26	3.875	49,452,191
658,000	Ares Capital Corp.	07/15/26	2.150	631,610
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	16,661,888
26,534,000	Blackstone Private Credit Fund	03/24/25	4.700	26,513,303
37,994,000	Blackstone Private Credit Fund	09/29/25	7.050	38,491,742
25,975,000	Blackstone Private Credit Fund[1]	09/26/27	4.950	25,651,333
11,794,000	Blackstone Secured Lending Fund	01/15/26	3.625	11,638,674
10,000,000	Blue Owl Capital Corp.	03/30/25	4.000	9,978,555
25,000,000	Blue Owl Capital Corp.	07/22/25	3.750	24,862,101
13,723,000	Blue Owl Credit Income Corp.	03/21/25	5.500	13,735,248
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,332,167
44,264,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	43,913,040
26,475,000	Franklin BSP Capital Corp.	03/30/26	3.250	25,800,906
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,859,000
27,321,000	FS KKR Capital Corp.[1]	02/14/25	4.250	27,313,679
17,875,000	FS KKR Capital Corp.	01/15/26	3.400	17,596,957
33,980,000	Main Street Capital Corp.	07/14/26	3.000	32,797,061
4,270,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	4,133,910
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	16,537,671
				421,901,036
	Leisure Time (0.0%)
1,940,000	Harley-Davidson Financial Services, Inc.[1]	03/10/28	6.500	1,988,990

	Machinery-Constraction & Mining (0.1%)
9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450	9,244,769
1,000,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	1,017,125
				10,261,894
	Machinery-Diversified (1.2%)
44,480,000	CNH Industrial Capital LLC	01/15/26	1.875	43,313,742
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,118,073
27,185,000	CNH Industrial Capital LLC	04/20/29	5.100	27,310,309
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,204,262
1,935,000	John Deere Capital Corp.	03/07/31	4.900	1,942,208
				110,888,594
	Media (0.1%)
12,589,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/25	4.908	12,581,341

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Oil & Gas (0.1%)
$1,540,000	Pioneer Natural Resources Co.	03/29/26	5.100%	$1,550,993
10,072,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	9,885,242
				11,436,235
	Pharmaceuticals (1.3%)
22,745,000	CVS Health Corp.	02/20/26	5.000	22,785,150
1,910,000	CVS Health Corp.	06/01/34	5.700	1,904,387
46,200,000	Eli Lilly & Co.	08/14/27	4.150	45,977,038
22,990,000	Novartis Capital Corp.	09/18/29	3.800	22,218,038
28,191,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	27,260,556
				120,145,169
	Pipelines (0.2%)
16,986,000	EnLink Midstream Partners LP	06/01/25	4.150	16,905,704
1,915,000	MPLX LP	03/01/26	1.750	1,854,843
2,075,000	Williams Cos, Inc.	03/02/26	5.400	2,089,462
				20,850,009
	Private Equity (0.3%)
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	22,807,094

	Real Estate Investment Trusts (1.4%)
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,389,897
10,000,000	Arbor Realty Trust, Inc.	04/30/26	5.000	9,422,292
19,450,000	Arbor Realty Trust, Inc.[1]	09/01/26	4.500	17,987,670
1,920,000	Boston Properties LP	10/01/26	2.750	1,853,432
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,731,705
1,920,000	Federal Realty OP LP	05/01/28	5.375	1,945,648
14,480,000	Realty Income Corp.	01/13/26	5.050	14,480,396
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,461,640
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	18,998,977
				128,271,657

	Retail (0.3%)
2,190,000	7-Eleven, Inc.[1]	02/10/26	0.950	2,104,611
22,320,000	Home Depot, Inc.	06/25/26	5.150	22,545,599
				24,650,210
	Semiconductors (0.2%)
16,565,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250	16,440,356
1,975,000	Foundry JV Holdco LLC[1]	01/25/30	5.900	2,020,185
				18,460,541
	Software (0.0%)
1,955,000	Concentrix Corp.	08/02/26	6.650	1,996,468

	Trucking & Leasing (0.4%)
1,940,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	07/15/25	4.000	1,933,098

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Trucking & Leasing (continued)
$31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550%	$31,528,844
				33,461,942
	Total Corporate Bonds (Cost $4,002,388,536)			3,996,886,248

	Loan Participations and Assignments (6.9%)
23,455,250	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[2]	04/20/28	9.305	24,005,041
21,207,578	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	9.979	13,360,774
20,415,138	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[2]	11/01/30	7.375	20,468,830
44,186,118	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	6.162	44,048,257
502,264	Avantor Funding, Inc. Term B6 (1-Month CME Term SOFR + 2.000%)[2]	11/08/27	6.412	504,856
12,301,900	Axalta Coating Systems U.S. Holdings,Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[2]	12/20/29	6.079	12,344,833
10,092,789	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 3.000%)[2]	10/31/28	7.329	10,178,981
8,887,727	Buckeye Partners LP Term B5 (1-Month CME Term SOFR + 1.750%)[2]	11/01/26	6.062	8,884,972
43,352,100	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	6.310	43,291,407
40,482,653	Clean Harbors, Inc. (1-Month CME Term SOFR + 1.750%)[2]	10/08/28	6.062	40,811,777
36,757,705	DaVita, Inc. Term A1 (1-Month CME Term SOFR + 1.750%)[2]	04/28/28	6.162	36,597,074
14,794,875	Delos Aircraft DAC. (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	10/31/27	6.079	14,847,692
20,716,374	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[2]	04/03/28	9.562	20,731,082
30,374,723	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	6.187	30,350,119
833,829	Icon, Plc. (3-Month CME Term SOFR + 2.000%) (Ireland)[2]	07/03/28	6.329	840,558
3,346,685	Icon, Plc. (3-Month CME Term SOFR + 2.000%) (Ireland)[2]	07/03/28	6.329	3,373,693
14,478,947	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	5.864	14,460,849
30,911,992	Iridium Communications, Inc.Term B4 (1-Month CME Term SOFR + 2.250%)[2]	09/20/30	6.562	30,731,775

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$23,207,188	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[2]	05/05/28	6.562%	$23,268,455
14,566,865	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[2]	06/01/28	10.312	14,561,621
9,337,971	Lumen Technologies, Inc. Term B1 (1-Month CME Term SOFR + 2.350%)[2]	04/15/29	6.776	8,739,500
9,337,971	Lumen Technologies, Inc. Term B2 (1-Month CME Term SOFR + 2.350%)[2]	04/15/30	6.776	8,695,985
22,348,988	Midcontinent Communications (1-Month CME Term SOFR + 2.500%)[2]	08/16/31	6.805	22,460,732
35,589,488	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.250%)[2]	09/01/28	9.026	28,416,782
44,437,500	Relam Amsterdam Holdings BV Term A (1-Month CME Term SOFR + 1.250%) (Netherlands)[2,4]	07/10/28	5.662	44,215,313
7,763,205	Setanta Aircraft Leasing DAC. (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	11/05/28	6.079	7,792,317
15,177,953	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%) (Cayman Islands)[2]	10/20/27	8.043	15,443,567
17,008,415	UGI Energy Services LLC (1-Month CME Term SOFR + 2.500%)[2]	02/22/30	6.812	17,114,717
65,965,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.250%)[2]	09/23/25	5.662	65,885,842
	Total Loan Participations and Assignments (Cost $636,787,273)			626,427,401

	Municipal Bonds (0.3%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.115	31,156,621
	Total Municipal Bonds (Cost $31,000,000)			31,156,621

	Residential Mortgage Backed Securities (0.1%)
1,190,092	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	1,184,777
5,425,968	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,064,103
	Total Residential Mortgage Backed Securities (Cost $6,578,875)			6,248,880

BBH Limited Duration Fund

Portfolio of Investments (continued)
January 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Government Agency Obligations (1.0%)
$50,000,000	Fannie Mae Discount Notes[6]	02/03/25	0.000%	$50,000,000
100,000	Federal Home Loan Bank Discount Notes[6]	02/03/25	0.000	100,000
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	39,378,699
10,916	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.795%)[2]	04/01/36	6.746	11,009
11,441	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	6.365	11,368
9,429	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.745%)[2]	01/01/37	5.995	9,573
1,994,205	Federal National Mortgage Association (FNMA)	07/01/35	5.000	1,978,807
123,372	Federal National Mortgage Association (FNMA)	11/01/35	5.500	124,871
14,984	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.964%)[2]	07/01/36	7.714	15,451
24,152	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	7.500	24,581
19,665	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.727%)[2]	01/01/37	6.637	19,980
118,747	Federal National Mortgage Association (FNMA)	08/01/37	5.500	120,238
1,395,316	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,405,674
593,581	Federal National Mortgage Association (FNMA)	06/01/40	6.500	621,413
2,576	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	4.625	2,572
	Total U.S. Government Agency Obligations (Cost $95,065,475)			93,824,236

	U.S. Treasury Bills (27.4%)
235,250,000	U.S. Treasury Bill[6]	02/04/25	0.000	235,221,988
210,110,000	U.S. Treasury Bill[6]	02/11/25	0.000	209,911,937
117,000,000	U.S. Treasury Bill[6]	02/13/25	0.000	116,862,116
115,000,000	U.S. Treasury Bill[6]	02/18/25	0.000	114,797,086
171,000,000	U.S. Treasury Bill[6]	02/20/25	0.000	170,659,707
116,100,000	U.S. Treasury Bill[6]	02/25/25	0.000	115,798,001
197,000,000	U.S. Treasury Bill[6]	03/04/25	0.000	196,327,665
154,000,000	U.S. Treasury Bill[6]	03/06/25	0.000	153,440,499
64,500,000	U.S. Treasury Bill[6]	03/18/25	0.000	64,173,703
193,000,000	U.S. Treasury Bill[6]	03/20/25	0.000	191,979,012
100,000,000	U.S. Treasury Bill[6]	03/27/25	0.000	99,392,322
139,000,000	U.S. Treasury Bill[6]	04/03/25	0.000	138,037,141

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (continued)
$154,300,000	U.S. Treasury Bill[6,7]	04/10/25	0.000%	$153,113,305
125,000,000	U.S. Treasury Bill[6]	04/15/25	0.000	123,969,514
100,000,000	U.S. Treasury Bill[6]	04/22/25	0.000	99,094,333
100,000,000	U.S. Treasury Bill[6]	05/01/25	0.000	98,987,266
100,000,000	U.S. Treasury Bill[6]	05/27/25	0.000	98,688,141
100,000,000	U.S. Treasury Bill[6]	06/03/25	0.000	98,614,972
	Total U.S. Treasury Bills
	(Cost $2,479,041,924)			2,479,068,708

	U.S. Treasury Bonds and Notes (0.4%)
34,835,000	U.S. Treasury Note	10/31/28	4.875	35,523,535
	Total U.S. Treasury Bonds and Notes
	(Cost $35,830,016)			35,523,535

Total Investments (Cost $9,163,398,725)[8]	101.1%	$9,135,350,606
Liabilities in Excess of Cash and Other Assets	(1.1)%	(102,805,431)
Net Assets	100.0%	$9,032,545,175

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2025 was $3,328,011,968 or 36.8% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2025 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $9,163,398,725, the aggregate gross unrealized appreciation is $38,913,388 and the aggregate gross unrealized depreciation is $66,190,412, resulting in net unrealized depreciation of $27,277,024.

Abbreviations:

CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
RFUCCT	−	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	−	Secured Overnight Financing Rate.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial Futures Contracts

The following futures contracts were open at January 31, 2025:

					Unrealized
	Number of	Expiration	Notional	Market	Gain/
Description	Contracts	Date	Amount	Value	(Loss)
Contracts to Sell:
U.S. Treasury 5-Year Notes	2,100	March 2025	$224,191,407	$223,420,312	$771,095

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025.

	Unadjusted
	Quoted Prices
	in Active	Significant
	Markets	Other	Significant
	for Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	January 31,
Investments, at value	(Level 1)	(Level 2)	(Level 3)	2025
Asset Backed Securities	$–	$1,509,339,238	$6,595,115	$1,515,934,353
Commercial Mortgage Backed Securities	–	350,280,624	–	350,280,624
Corporate Bonds	–	3,996,886,248	–	3,996,886,248
Loan Participations and Assignments	–	582,212,088	44,215,313	626,427,401
Municipal Bonds	–	31,156,621	–	31,156,621
Residential Mortgage Backed Securities	–	6,248,880	–	6,248,880
U.S. Government Agency Obligations	–	93,824,236	–	93,824,236
U.S. Treasury Bills	–	2,479,068,708	–	2,479,068,708
U.S. Treasury Bonds and Notes	–	35,523,535	–	35,523,535
Total Investments, at value	$–	$9,084,540,178	$50,810,428	$9,135,350,606
Other Financial Instruments, at value
Financial Futures Contracts	$771,095	$–	$–	$771,095
Other Financial Instruments, at value	$771,095	$–	$–	$771,095

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2025:

		Loan
	Asset	Participations
	Backed	and
	Securities	Assignments	Total
Balance as of October 31, 2024	$7,473,684	$44,775,000	$52,248,684
Purchases	–	–	–
Sales/Paydowns	(873,871)	(562,500)	(1,436,371)
Realized gains/(losses)	–	281	281
Change in unrealized appreciation/ (depreciation)	(4,698)	893	(3,805)
Amortization	–	1,639	1,639
Transfers from Level 3	–	–	–
Transfers to Level 3	–	–	–
Balance as of January 31, 2025	$6,595,115	$44,215,313	$50,810,428

As of January 31, 2025, $50,810,428 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Limited Duration Fund

Portfolio of Investments (continued)

January 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.